Lease - Schedule of Lease Liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Lease Liability [Abstract]
Lease liability – current portion	$ 478,603	$ 123,645
Lease liability – non-current portion	595,814
Total	1,074,417	123,645
Amortization of operating lease right of use assets	408,061	281,006	$ 125,902
Interest on lease liabilities	35,690	10,883	9,485
Short term lease expenses	16,146	73,437	73,941
Total	$ 459,897	$ 365,326	$ 209,328
Weighted-average remaining lease term – operating leases	2 years 11 months 19 days	5 months 1 day	1 year 5 months 1 day
Weighted-average discount rate – operating leases	3.75%	4.25%	425.00%
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$ 415,561	$ 293,516	$ 131,945